                     TT INTERNATIONAL INVESTMENT MANAGEMENT

                              TT EAFE Mutual Fund

                        ANNUAL REPORT December 31, 2000

                                     [logo]
                                       TT
                                 -------------
                                 INTERNATIONAL

TABLE OF CONTENTS

To Our Shareholders                                                           1

Managers' Discussion and Analysis                                             2

TT INTERNATIONAL MUTUAL FUND

Statement of Assets and Liabilities                                           3

Statement of Operations                                                       4

Statement of Changes in Net Assets                                            5

Financial Highlights                                                          6

Notes to the Financial Statements                                           7-8

Report of Independent Accountants                                             9

TT INTERNATIONAL PORTFOLIO

Schedule of Investments                                                   10-12

Statement of Assets and Liabilities                                          13

Statement of Operations                                                      14

Statement of Changes in Net Assets                                           15

Notes to the Financial Statements                                         16-18

Report of Independent Accountants                                            19

TO OUR SHAREHOLDERS

Dear Fellow Shareholder,

I am delighted to present to you the first year-end report of the TT EAFE Portfolio and the TT EAFE Mutual Fund.

We are, of course, in the very early stages of the Portfolio and the Fund, as they began operations as recently as the beginning of October 2000. I would like to thank all those whose efforts have contributed so much to the creation of the Portfolio (the Master Trust) and the Fund (a Feeder Trust), notably the independent trustees (Mr John Benning, Mr Peter Brown and Mr Robert Uek), the administrator (Investors Bank & Trust Company) and the legal counsel (Bingham Dana LLP). We greatly appreciate their continuing contributions.

At December 31, 2000 the net assets of the TT EAFE Portfolio amounted to $161,450,851 and of the TT EAFE Mutual Fund to $62,914,206. The first three months of the Portfolio's and the Fund's operations turned out to be a difficult period for all participants in the markets, which had a negative impact on performance. However, this should be seen against the full year 2000 performance of the LKCM International Fund, a mutual fund which since its inception has been subadvised by TT International and which is now a feeder fund of the Portfolio. Its investment strategies are substantially similar to those of the TT International EAFE Mutual Fund. Net of fees, it exceeded the year 2000 performance of the benchmark index by 323 basis points (3.23%).

I am very much looking forward to 2001, the first full year of the Portfolio's and Fund's operations. You may like to know that in February 2001 we expect to see the launch of the TT International Europe Mutual Fund, which will focus on European equities and which will complement the existing EAFE Mutual Fund. Your confidence and support are much appreciated.

     Sincerely,

 /s/ David Burnett

     DAVID BURNETT
     President

MANAGERS' DISCUSSION AND ANALYSIS

The TT EAFE Mutual Fund is managed in a style that seeks absolute returns. Despite a late December rally, inspired by expectations of an early cut in US interest rates, the portfolio finished down (4.85%) for 4Q00 versus an MSCI EAFE return of (2.62%). Attribution analysis shows that Japan and the UK were the major losers while Europe and Hong Kong were the major contributors to return. The major winners were old economy stocks. The portfolio's basic stance was defensiveness: financials, oils, utilities, pharmaceuticals, consumer non-durables, accompanied by quality TMTs (Technology, Media and Telecoms ). In 4Q00 the asset base of the fund declined. At December 31, 2000 the fund size was US$62.9m (US$0.1m on October 1, 2000). After a long, long flight at some pretty high altitudes, the US economy is now coming in to land, and carrying with it the prospects in much of Europe and Asia. Just now it is within sight of the runway, but there's plenty of scope for things to go wrong. If the descent is too fast and too steep, then this jumbo-jet economy could still turn into burning wreckage. What's needed is a gentle managed touchdown before the next flight. If that happens, Asia will improve and Europe will continue on its solid growth track. If it doesn't happen the coming year will be painful.

                                              1998    1999    YTD Q3    Q4 2000
--------------------------------------------------------------------------------
TT EAFE Mutual Fund                                                      (4.85)%
LKCM                                         10.10%  42.71%   (6.12)%

[graphic omitted]

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

                                                                             US$
--------------------------------------------------------------------------------
ASSETS:
Investment in TT EAFE Portfolio ("Portfolio"), at value              62,873,319
Receivable from Advisor                                                  86,432
Other Assets                                                             22,726
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         62,982,477
--------------------------------------------------------------------------------

LIABILITIES:
Payable for investment advisory fees                                     10,244
Accrued expenses and other liabilities                                   58,027
--------------------------------------------------------------------------------
Total liabilities                                                        68,271
--------------------------------------------------------------------------------
NET ASSETS                                                           62,914,206
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid in capital                                                      61,318,024
Distributions in excess of net investment income                        (88,704)
Accumulated net realized loss on investments                            (19,775)
Net unrealized appreciation                                           1,704,661
--------------------------------------------------------------------------------
NET ASSETS                                                           62,914,206
--------------------------------------------------------------------------------
Shares of beneficial interest outstanding                             6,612,228
--------------------------------------------------------------------------------
Net asset value per share (offering and redemption price)                  9.51
--------------------------------------------------------------------------------

See notes to the financial statements

STATEMENT OF OPERATIONS
For the Period from October 2, 2000 (commencement of operations) to December 31, 2000

                                                                             US$
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest*                                                                31,415
Dividends*^                                                              20,680
Expenses*                                                               (17,693)
--------------------------------------------------------------------------------
Total income                                                             34,402
--------------------------------------------------------------------------------

EXPENSES:
Legal services                                                           19,946
Audit services                                                           14,661
Investment advisory fees                                                 10,381
Printing and postage expenses                                             8,647
Blue sky expense                                                          8,163
Transfer agent fees                                                       7,479
Administration fees                                                       7,479
SEC fees                                                                  6,673
Trustees' fees and expenses                                               5,485
Custodian fees                                                            3,989
Other Expenses                                                              764
--------------------------------------------------------------------------------
Total expenses                                                           93,667
Less expense waiver and/or reimbursement                                (86,432)
--------------------------------------------------------------------------------
Net expenses                                                              7,235
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    27,167
--------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized (loss) on:
Investments*                                                            (21,075)
Foreign currency transactions and forward foreign currency
  exchange contracts*                                                   (85,127)
--------------------------------------------------------------------------------
                                                                       (106,202)
--------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation on:
Investments*                                                          1,695,667
Foreign currency transactions and forward foreign currency
  exchange contracts*                                                     8,994
--------------------------------------------------------------------------------
                                                                      1,704,661
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                               1,598,459
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  1,625,626
--------------------------------------------------------------------------------
^Net of foreign taxes withheld                                            2,306
--------------------------------------------------------------------------------
*Allocated from TT EAFE Portfolio

                     See notes to the financial statements

STATEMENTS OF CHANGES IN NET ASSETS
For the Period from October 2, 2000 (commencement of operations)
 to December 31, 2000
                                                                             US$
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                    27,167
Net realized gain/(loss) on investments                                (106,202)
Net change in net unrealized appreciation                             1,704,661
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  1,625,626
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Net investment income                                                   (29,444)
--------------------------------------------------------------------------------
Total dividends                                                         (29,444)
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Net proceeds from shares sold                                        61,188,634
Shares issued on reinvestment of dividends                               29,390
--------------------------------------------------------------------------------
Net increase in net assets                                           61,218,024
--------------------------------------------------------------------------------
Total increase in net assets                                         62,814,206

NET ASSETS:
Beginning of period                                                     100,000
--------------------------------------------------------------------------------
End of period*                                                       62,914,206
--------------------------------------------------------------------------------
*Including distributions in excess of net investment income of          (88,704)
--------------------------------------------------------------------------------

CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding                                             10,000
Shares sold                                                           6,599,064
Shares issued on reinvestment of dividends                                3,164
Shares redeemed                                                            --
--------------------------------------------------------------------------------
                                                                      6,612,228
--------------------------------------------------------------------------------

See notes to the financial statements

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding

                                                    PERIOD FROM OCTOBER 2, 2000
                                                   (COMMENCEMENT OF OPERATIONS)
                                                      THROUGH DECEMBER 31, 2000
                                                                            US$
--------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                                    10.00
--------------------------------------------------------------------------------
Net investment income(1)                                                  0.03
Net realized and unrealized depreciation(2)                              (0.52)
--------------------------------------------------------------------------------
Total from investment operations                                         (0.49)
--------------------------------------------------------------------------------
Dividends from net investment income**                                    0.00
--------------------------------------------------------------------------------
Total distributions                                                       0.00
--------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                           9.51
--------------------------------------------------------------------------------
TOTAL RETURN+^                                                           (4.85)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                   62,914
Gross Expenses (to average daily net assets)*                             5.36%
Net Expenses (to average daily net assets)*                               1.20%
Net Investment Income (to average daily net assets)*                      1.31%

For the period indicated, the investment adviser voluntarily agreed not to impose its investment advisory fee and reimbursed the Fund for its operating expenses to the extent necessary so that the Fund's aggregate expenses, net of waivers and reimbursement would not exceed, on a per annum basis, 1.20% of the Fund's average daily net assets.

If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment loss (to average daily net assets)*                       (2.85)%
Net investment loss per share*                                           (0.07)

(1) Computed using average shares outstanding for the period.
(2) The amount shown per share does not correspond with the aggregate net realized and unrealized gain (loss) for the period ended due to the timing of sales of Fund shares in relation to fluctuating market values of the Fund's investments.
  + Total return would have been lower in the absence of expense waivers.
  ^ Not annualized
  * Annualized
 ** Distribution rounds to less than $.01 per share.

                     See notes to the financial statements

NOTES TO THE FINANCIAL STATEMENTS

A.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
    TT EAFE Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

    The Fund commenced operations on October 2, 2000. The Fund's initial investment of $100,000 was made on September 26, 2000. The Fund seeks to achieve its investment objective by investing all its assets in TT EAFE Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International is the Portfolio's investment manager (the "Portfolio Manager").

    The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION
        The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (38.9% at December 31, 2000). The method by which the Portfolio values its securities is discussed in Note 1 of the Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

    2.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION
        The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

    3.  FEDERAL INCOME TAXES
        The Fund is treated as a separate entity for U.S. federal income tax purposes. The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

    4.  DISTRIBUTIONS TO SHAREHOLDERS
        Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

        Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

        Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign currency and passive foreign investment company transactions, and foreign taxes.

        The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of December 31, 2000. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to certain differences in the computation of distributable income and capital gains under U.S. federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


        ACCUMULATED UNDISTRIBUTED         ACCUMULATED NET
        NET INVESTMENT INCOME        REALIZED GAIN/(LOSS)       PAID IN CAPITAL
        -----------------------------------------------------------------------
        $(86,427)                                 $86,427                    $0

    5.  EXPENSES
        Pursuant to a Management Agreement with the Feeder Trust, TT International Investment Management ("TTI"), provides investment guidance and policy direction in connection with the management of the Fund's assets. For its advisory services, the Feeder Trust pays monthly to the Manager a management fee from the assets of the Fund at an annual rate equal to 0.50% of the Fund's average daily net assets.

        In addition to amounts payable under a Management Agreement between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with TTI or the Fund's Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

    6.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

        For the period from October 2, 2000 (commencement of operations) until December 31, 2001, the Manager has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.20% of its average daily net assets.

        First Fund Distributors, Inc. ("First Fund Distributors"), serves as the Funds' distributor. The Fund does not pay the distributor a fee for distribution services or for services provided to shareholders.

B.  CAPITAL SHARE TRANSACTIONS

    As of December 31, 2000, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

C.  FEDERAL TAX INFORMATION

    The Fund has elected to defer to January 1, 2001 post-October currency losses of $17,741 and capital loss of $19,171. For the fiscal year ended December 31, 2000, all the Fund's distributions are from investment company taxable income.

    At December 31, 2000, the Fund had a capital loss carryforward available to offset future capital gains, if any, of the following amount:

     Year of Expiration                                                 Amount
     ---------------------------------------------------------------------------
     2008                                                               $444

D.  ADDITIONAL INFORMATION (UNAUDITED)

    For the period ended December 31, 2000 dividends from foreign countries were $20,680 for the Fund. Qualifying taxes paid to foreign countries were $1,178 for the Fund.

TT EAFE MUTUAL FUND
Report of Independent Accountants

TO THE TRUSTEES OF TT INTERNATIONAL U.S.A. FEEDER TRUST (THE TRUST) AND THE SHAREHOLDERS OF TT EAFE MUTUAL FUND:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT EAFE Mutual Fund (one of the portfolios constituting TT International U.S.A. Feeder Trust, hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 15, 2001

SCHEDULE OF INVESTMENTS

December 31,2000

                                                                 VALUE (NOTE 1)
COMMON STOCKS - 89.82%                     Shares                           US$
-------------------------------------------------------------------------------
BELGIUM - 2.15%
BANKS - 1.11%
Dexia                                            9,916                1,790,245
Dexia-Strip VVPR#                                2,242                       42
-------------------------------------------------------------------------------
                                                                      1,790,287
-------------------------------------------------------------------------------
BEVERAGES - 1.04%
Interbrew#                                      48,179                1,676,186
Interbrew-Strip VVPR#                           29,001                      273
-------------------------------------------------------------------------------
                                                                      1,676,459
-------------------------------------------------------------------------------
TOTAL BELGIUM                                                         3,466,746
-------------------------------------------------------------------------------

CANADA - 0.48%
ENERGY EQUIPMENT & SERVICES - 0.48%
Ballard Power Systems, Inc.#                    12,415                  780,428
-------------------------------------------------------------------------------
TOTAL CANADA                                                            780,428
-------------------------------------------------------------------------------

DENMARK - 2.63%
ELECTRICAL EQUIPMENT - 0.45%
Vestas Wind Systems A/S                         13,468                  727,690
-------------------------------------------------------------------------------
PHARMACEUTICALS - 2.18%
Novo Nordisk A/S - Class B                      19,628                3,514,513
-------------------------------------------------------------------------------
TOTAL DENMARK                                                         4,242,203
-------------------------------------------------------------------------------

FINLAND - 1.02%
Communications Equipment - 1.02%
Nokia Oyi                                       36,906                1,643,033
-------------------------------------------------------------------------------
TOTAL FINLAND                                                         1,643,033
-------------------------------------------------------------------------------

FRANCE - 13.78%
BANKS - 2.47%
BNP Paribas                                     45,626                3,998,343
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT 1.70%
Alcatel                                         48,425                2,745,877
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.87%
Boiygues SA                                     30,989                1,401,397
-------------------------------------------------------------------------------
INSURANCE - 2.04%
AXA SA                                          22,791                3,289,578
-------------------------------------------------------------------------------
MEDIA - 1.07%
Lagardere Groupe                                29,779                1,724,862
-------------------------------------------------------------------------------
PHARMACEUTICALS - 4.40%
Aventis SA                                      81,020                7,100,026
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.23%
STMicroelectronics NV                           45,704                1,991,881
-------------------------------------------------------------------------------
TOTAL FRANCE                                                         22,251,964
-------------------------------------------------------------------------------

GERMANY - 9.04%
AIR FRIGHT & COURIERS - 2.15%
Deutsche Post AG#                              160,659                3,470,813
-------------------------------------------------------------------------------
BANKS - 1.81%
Dresdner Bank AG                                67,232                2,917,512
-------------------------------------------------------------------------------
CHEMICALS - 1.00%
Bayer AG                                        30,821                1,613,917
-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.21%
Aixtron - New#                                   3,110                  337,540
-------------------------------------------------------------------------------
INSURANCE - 1.84%
Ergo Versicherungs Gruppe AG                    17,863                2,980,097
-------------------------------------------------------------------------------
PHARMACEUTICALS - 2.03%
Merck Kgaa                                      74,268                3,271,565
-------------------------------------------------------------------------------
TOTAL GERMANY                                                        14,591,444
-------------------------------------------------------------------------------

HONG KONG - 3.88%
BANKS - 0.52%
Hang Seng Bank, Limited                         62,500                  841,381
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.72%
Hong Kong Exchanges & Clearing, Limited        402,000                  922,590
Hutchison Whampoa                              148,600                1,852,804
-------------------------------------------------------------------------------
                                                                      2,775,394
-------------------------------------------------------------------------------
REAL ESTATE - 0.97%
Cheung Kong Holdings,
Limited                                        123,000                1,573,047
-------------------------------------------------------------------------------
ROAD & RAIL - 0.67%
MTR Corporation#                               615,000                1,076,312
-------------------------------------------------------------------------------
TOTAL HONG KONG                                                       6,266,134
-------------------------------------------------------------------------------

IRELAND - 1.22%
PHARMACEUTICALS - 1.22%
Elan Corporation PLC ADR#                       42,164                1,973,802
-------------------------------------------------------------------------------
TOTAL IRELAND                                                         1,973,802
-------------------------------------------------------------------------------

ITALY - 8.61%
INSURANCE - 4.72%
Assicurazione Generali                         192,300                7,623,868

OIL & GAS - 3.89%
ENI Spa                                        985,284                6,279,510
-------------------------------------------------------------------------------
TOTAL ITALY                                                          13,903,378
-------------------------------------------------------------------------------

JAPAN - 7.57%
AUTOMOBILES - 0.38%
Nissan Motor Company, Limited#                 107,000                  615,571
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.69%
Anritsu Corporation                             48,000                1,133,117
NEC Corporation                                 87,000                1,589,768
-------------------------------------------------------------------------------
                                                                      2,722,885
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.66%
Hoya Corporation                                14,500                1,064,918
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.62%
Matsushita Electrical Industrial
  Company, Limited                              68,400                1,632,633
Pioneer Corporation                             18,000                  480,001
Sanyo Electric Company Limited                  61,000                  506,666
-------------------------------------------------------------------------------
                                                                      2,619,300
-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.76%
Fuji Photo Film Company                         14,000                  585,092
Nintendo Corporation, Limited                    4,100                  644,887
-------------------------------------------------------------------------------
                                                                      1,229,979
-------------------------------------------------------------------------------
MEDIA - 0.04%
Tokyo Broadcasting System, Inc.                  2,000                   59,104
-------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.32%
Ricoh Company, Limited                          28,000                  516,547
-------------------------------------------------------------------------------
PHARMACEUTICALS - 0.92%
Shionogi & Company, Limited                     38,000                  774,121
Takeda Chemical Industries, Limited            12,0000                  709,246
-------------------------------------------------------------------------------
                                                                      1,483,367
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.49%
Murata Mfg Company, Limited                      6,700                  784,962
-------------------------------------------------------------------------------
SOFTWARE - 0.38%
Alpha Systems, Inc.                                700                   72,831
Capcom Company, Limited                         15,800                  541,517
-------------------------------------------------------------------------------
                                                                        614,348
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.31%
Itochu Techno-Science Corporation                2,700                  500,223
-------------------------------------------------------------------------------
TOTAL JAPAN                                                          12,211,204
-------------------------------------------------------------------------------

NETHERLANDS - 10.08%
BANKS - 2.64%
ABN Amro Holdings                              187,811                4,263,347
-------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.66%
Qiagen#                                         29,577                1,072,805
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.95%
ING Groep NV                                    39,529                3,152,094
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 0.21%
Royal KPN NV                                    29,033                  333,609
-------------------------------------------------------------------------------
FOOD PRODUCTS - 1.26%
Koninklijke Numico NV                           40,438                2,031,472
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.86%
Royal Philips Electronics NV#                  126,057                4,610,094
-------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.50%
ASM Lithographic Holding NV#                    35,731                  810,097
-------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                    16,273,518
-------------------------------------------------------------------------------

SINGAPORE - 0.58%
AEROSPACE & DEFENSE - 0.28%
Singapore Technologies Engineering, Limited    282,000                  454,387
-------------------------------------------------------------------------------
AIRLINES - 0.30%
Singapore Airlines, Limited                     49,000                  486,746
-------------------------------------------------------------------------------
TOTAL SINGAPORE                                                         941,133
-------------------------------------------------------------------------------

SPAIN - 3.03%
DIVERSIFIED TELECOMMUNICATIONS - 2.49%
Telefonica SA#                                 243,961                4,024,283
-------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE - 0.54%
Amadeus Global Travel Distr#                   116,916                  865,681
-------------------------------------------------------------------------------
TOTAL SPAIN                                                            4,889,964
-------------------------------------------------------------------------------

SWITZERLAND - 6.80%
BANKS - 1.80%
UBS AG                                          17,835                2,909,614
-------------------------------------------------------------------------------
FOOD PRODUCTS - 1.82%
Nestle SA                                        1,261                2,939,974
-------------------------------------------------------------------------------
PHARMACEUTICALS - 3.18%
Roche Holding AG                                   504                5,132,326
-------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                    10,981,914
-------------------------------------------------------------------------------
UNITED KINGDOM - 18.95%
AEROSPACE & DEFENSE - 0.99%
BAE Systems PLC                                281,670                1,606,702
Banks - 1.87%
Halifax PLC                                     84,326                  835,477
HSBC Holdings PLC                               94,800                1,403,827
Lloyds TSB Group PLC                            71,661                  757,614
Standard Chartered PLC                           1,697                   24,441
-------------------------------------------------------------------------------
                                                                      3,021,359
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 2.37%
Amvescap PLC                                   186,501                3,826,497
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.14%
British Telecommunications PLC                 405,147                3,460,523
-------------------------------------------------------------------------------
FOOD PRODUCTS - 1.27%
Unilever PLC                                   239,862                2,052,331
-------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.33%
Safeway PLC                                    118,190                  527,695
-------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 1.29%
CMG PLC                                         51,039                  682,116
Dimension Data Holding #                       208,308                1,405,975
-------------------------------------------------------------------------------
                                                                      2,088,091
-------------------------------------------------------------------------------
MULTILINE RETAIL - 1.61%
Kingfisher PLC                                 349,058                2,594,443
-------------------------------------------------------------------------------
PHARMACEUTICALS - 1.68%
AstraZeneca PLC                                 38,160                1,923,157
Celltech PLC #                                  44,411                  784,529
-------------------------------------------------------------------------------
                                                                      2,707,686
-------------------------------------------------------------------------------
ROAD & RAIL - 2.80%
Railtrack Group PLC                            326,998                4,516,691
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 2 60%
Vodafone Group PLC                           1,145,370                4,198,812
-------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                 30,600,830
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $141,402,478)                             145,017,695

                                                                 VALUE (NOTE 1)
PREFERRED STOCKS - 1.43%                        SHARES                      US$
-------------------------------------------------------------------------------
GERMANY - 1.43%
SOFTWARE - 1.43%
SAP AG Vorzug                                   16,359                2,312,140
-------------------------------------------------------------------------------
TOTAL GERMANY                                                         2,312,140
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (cost $3,361,571)                              2,312,140
-------------------------------------------------------------------------------

                                                                 VALUE (NOTE 1)
OPTIONS - 0.22%                           CURRENCY US$                      US$
-------------------------------------------------------------------------------
JAPAN - 0.22%
Japanese Yen Put, Expires 10/19/01,
Strike (YEN)110.50                           9,200,000                  349,488
-------------------------------------------------------------------------------
TOTAL JAPAN                                                             349,488
-------------------------------------------------------------------------------
TOTAL OPTIONS (COST $153,410)                                           349,488
-------------------------------------------------------------------------------

TOTAL INVESTMENTS - 91.47%
(Cost $144,917,459)                                                 147,679,323
OTHER ASSETS
IN EXCESS OF LIABILITIES 8.53%                                       13,771,528
-------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                            161,450,851
-------------------------------------------------------------------------------

# Non-income producing security.
ADR American Depository Receipt.

See notes to the financial statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000
                                                                            US$
-------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                              147,679,323
Cash                                                                 13,941,178
Foreign currency**                                                    6,797,106
Receivable for open forward foreign currency exchange contracts         636,177
Receivable for investments sold                                          79,113
Dividends and interest receivable                                       134,370
Recoverable foreign taxes                                                61,158
-------------------------------------------------------------------------------
Total assets                                                        169,328,425
-------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                     6,495,934
Payable for open forward foreign currency exchange contracts          1,250,092
Payable for investment advisory fees                                     51,042
Accrued expenses and other liabilities                                   80,506
-------------------------------------------------------------------------------
Total liabilities                                                     7,877,574
-------------------------------------------------------------------------------
NET ASSETS                                                          161,450,851
* Cost of Investments                                               144,917,459
-------------------------------------------------------------------------------
** Cost of Foreign Currency                                           6,611,434
-------------------------------------------------------------------------------

                     See notes to the financial statements

STATEMENT OF OPERATIONS
For the Period from October 2, 2000 (commencement of operations)
to December 31, 2000
                                                                            US$
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                         137,695
Dividend income*                                                        201,523
-------------------------------------------------------------------------------
Total income                                                            339,218
-------------------------------------------------------------------------------

EXPENSES:
Investment advisory fee                                                 129,658
Accounting and custody fees                                              50,464
Audit fees                                                               22,244
Administration fees                                                      14,959
Trustees' fees and expenses                                              10,970
Other expenses                                                           10,972
-------------------------------------------------------------------------------
Total expenses                                                          239,267
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    99,951
-------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on:
Investment security transactions                                     (3,452,604)
Foreign currency transactions and forward foreign currency
  exchange contracts                                                   (269,025)
-------------------------------------------------------------------------------
                                                                     (3,721,629)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                   966,502
Foreign currency transactions and forward foreign
  currency exchange contracts                                          (663,955)
-------------------------------------------------------------------------------
                                                                        302,547
-------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                              (3,419,082)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 (3,319,131)
-------------------------------------------------------------------------------
* Net of foreign taxes withheld                                          24,370
-------------------------------------------------------------------------------

                     See notes to the financial statements

STATEMENTS OF CHANGES IN NET ASSETS
For the Period from October 2, 2000 (commencement of operations)
to December 31, 2000
                                                                            US$
-------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                    99,951
Net realized loss                                                    (3,721,629)
Net change in net unrealized appreciation/(depreciation)                302,547
-------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (3,319,131)
-------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                       164,769,982
Withdrawals                                                                --
-------------------------------------------------------------------------------
Net increase in net assets from capital transactions                164,769,982
-------------------------------------------------------------------------------
Total increase in net assets                                        161,450,851

NET ASSETS:
Beginning of period                                                        --
-------------------------------------------------------------------------------
End of period                                                       161,450,851
-------------------------------------------------------------------------------

                     See notes to the financial statements

NOTES TO THE FINANCIAL STATEMENTS

A.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    TT International EAFE Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Master Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on October 2, 2000 with the transfer of $93,281,575 in securities at value, with cost of $91,184,786, from the LKCM International Fund, of the LKCM Funds (61.1% at December 31, 2000).

    The following is a summary of significant accounting policies which are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    1. SECURITY VALUATION
       The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

    2. SECURITY TRANSACTIONS AND INCOME RECOGNITION
       Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

    3. FEDERAL INCOME TAXES
       The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal income taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

       It is intended that the Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

    4. FOREIGN SECURITIES
       Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

       Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

    5. FOREIGN CURRENCY TRANSLATION
       For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

       As of December 31, 2000, the Portfolio had the following open forward foreign currency exchange contracts outstanding:

                                                               GROSS UNREALIZED
    CURRENCY AND        FOREIGN CURRENCY      U.S. DOLLAR VALUE       GAIN/LOSS
    EXCHANGE DATE   UNITS PURCHASED/SOLD   AT DECEMBER 31, 2000             US$
    ---------------------------------------------------------------------------
    PURCHASE CONTRACTS
    Euro, 01/29/01            5,300,000               4,975,182         248,118
    Euro, 02/08/01            2,600,000               2,441,531         128,856
    Euro, 02/16/01            5,300,000               4,978,395         259,203
    ---------------------------------------------------------------------------
    NET UNREALIZED GAIN ON PURCHASE CONTRACTS                           636,177
    ---------------------------------------------------------------------------

    SALES CONTRACTS
    Euro, 01/29/01            5,300,000               4,975,182        (497,053)
    Euro, 02/08/01            2,600,000               2,441,531        (246,689)
    Euro, 02/16/01            5,300,000               4,978,395        (506,350)
    ---------------------------------------------------------------------------
    NET UNREALIZED LOSS ON SALE CONTRACTS                            (1,250,092)
    ---------------------------------------------------------------------------

    6. FUTURES CONTRACTS
       The Portfolio may purchase long futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Portfolio is required to segregate cash or liquid securities in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

       As of December 31, 2000, there were no open long futures contracts outstanding.

B.  INVESTMENT ADVISORY AGREEMENT
    Pursuant to a Management Agreement with the Master Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its advisory services, the Master Trust shall pay to the Manager from the assets of the Portfolio a management fee, paid monthly, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

C.  SECURITY TRANSACTIONS
    Purchase and sales of investments, exclusive of short-term securities, for the Portfolio for the period ended December 31, 2000, were as follows:

    COST OF PURCHASE                                        PROCEEDS FROM SALES
    US$                                                                     US$
    ----------------------------------------------------------------------------
    96,607,803                                                       39,528,829

    At December 31,2000 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                    UNREALIZED            UNREALIZED            NET UNREALIZED
    TAX COST      APPRECIATION          DEPRECIATION              APPRECIATION
    US$                    US$                   US$                       US$
    ----------------------------------------------------------------------------
    146,404,287      9,660,170            (8,385,134)                1,275,036

D.  FINANCIAL HIGHLIGHTS
    The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                                                        FOR THE
                                                                   PERIOD ENDED
                                                             DECEMBER 31, 2000*
    ----------------------------------------------------------------------------
    Ratio of expenses                                                    0.92%+
    Ratio of net investment income                                       0.39%+
    Portfolio Turnover                                                      37%

    * For the period October 2, 2000 (commencement of operations) through December 31, 2000.
    + Computed on an annualized basis.

TT EAFE PORTFOLIO
Report of Independent Accountants

TO THE TRUSTEES OF TT INTERNATIONAL U.S.A. MASTER TRUST (THE TRUST) AND THE SHAREHOLDERS OF TT INTERNATIONAL EAFE PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TT EAFE Portfolio (one of the portfolios constituting TT International U.S.A. Master Trust, hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 15, 2001

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